Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Definite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	$ 134	$ 122
Finite-Lived Intangible Assets, Accumulated Amortization	24	11
Net Carrying Value	110	111
Goodwill and indefinite-lived intangible assets [Abstract]
Goodwill, Gross	46	51
Goodwill	46	51
Intangible Assets, Gross (Including Goodwill)	180	173
Intangible Assets Net Including Goodwill	156	162
Goodwill, Acquired During Period		51
Amortization expense	$ (14)	(5)	$ (11)
Developed Technology Rights [Member]
Definite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Asset, Useful Life	7 years
Finite-Lived Intangible Assets, Gross	$ 39	23
Finite-Lived Intangible Assets, Accumulated Amortization	13	9
Net Carrying Value	$ 26	14
Goodwill and indefinite-lived intangible assets [Abstract]
Finite-lived Intangible Assets Acquired		7
Customer Relationships [Member]
Definite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Asset, Useful Life	10 years
Finite-Lived Intangible Assets, Gross	$ 87	90
Finite-Lived Intangible Assets, Accumulated Amortization	10	1
Net Carrying Value	$ 77	89
Goodwill and indefinite-lived intangible assets [Abstract]
Finite-lived Intangible Assets Acquired		89
Other [Member]
Definite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Asset, Useful Life	32 years
Finite-Lived Intangible Assets, Gross	$ 8	9
Finite-Lived Intangible Assets, Accumulated Amortization	1	1
Net Carrying Value	7	8
Electronics [Member]
Goodwill and indefinite-lived intangible assets [Abstract]
Goodwill	46	51	0
Intangible Assets Net Including Goodwill	156	162	10
Goodwill, Acquired During Period	0	51
Intangible Assets Net Including Goodwill Recognized From Business Acquisition	16	156
Goodwill, Translation Adjustments	(1)	0
Intangible Assets Including Goodwill Translation Adjustment	(4)	1
Amortization expense	(14)	(5)
Goodwill, Purchase Accounting Adjustments	(4)
Electronics [Member] | Developed Technology Rights [Member]
Definite-Lived Intangible Assets [Abstract]
Net Carrying Value	26	14	10
Goodwill and indefinite-lived intangible assets [Abstract]
Finite-lived Intangible Assets Acquired	16	7
Finite-Lived Intangible Assets, Translation Adjustments	3	0
Amortization expense	(7)	(3)
Finite-Lived Intangible Assets, Purchase Accounting Adjustments	0
Electronics [Member] | Customer Relationships [Member]
Definite-Lived Intangible Assets [Abstract]
Net Carrying Value	77	89	0
Goodwill and indefinite-lived intangible assets [Abstract]
Finite-lived Intangible Assets Acquired	0	89
Finite-Lived Intangible Assets, Translation Adjustments	(5)	1
Amortization expense	(7)	(1)
Finite-Lived Intangible Assets, Purchase Accounting Adjustments	0
Electronics [Member] | Other [Member]
Definite-Lived Intangible Assets [Abstract]
Net Carrying Value	7	8	$ 0
Goodwill and indefinite-lived intangible assets [Abstract]
Finite-lived Intangible Assets Acquired	0	9
Finite-Lived Intangible Assets, Translation Adjustments	(1)	0
Amortization expense	0	$ (1)
Finite-Lived Intangible Assets, Purchase Accounting Adjustments	$ 0